LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Cost
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2025	2024

Operating lease cost[1]	112	117
Sublease income	(5)	(6)
Net operating lease cost	107	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2025	2024

Cash paid for amounts included in the measurement of operating lease liabilities	76	74
ROU assets obtained in exchange for new operating lease liabilities	18	96

at December 31	2025	2024

Weighted average remaining lease term	11 years	13 years
Weighted average discount rate	3.4%	3.3%
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2025	2024

Accounts payable and other (Note 16)	61	60
Other long-term liabilities (Note 17)	370	451
	431	511

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	73	73
One to two years	66	73
Two to three years	63	66
Three to four years	63	64
Four to five years	59	63
More than five years	185	275
Total operating lease payments	509	614
Imputed interest	(78)	(103)
Operating lease liabilities	431	511

Schedule of Future Lease Payments to be Received Under Operating Leases
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	80	107
One to two years	9	76
Two to three years	10	9
Three to four years	10	10
Four to five years	10	10
More than five years	45	55
	164	267

Schedule of Future Lease Payments
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	1,256	333
One to two years	1,000	333
Two to three years	1,000	333
Three to four years	1,000	333
Four to five years	1,000	333
More than five years	24,508	8,499
	29,764	10,164

Schedule of Aggregate Net Investment in Leases
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2025	2024

Net Investment in Leases
Minimum lease payments	29,764	10,164
Unearned lease income	(20,397)	(7,323)
Lease receivable	9,367	2,841
Expected credit loss provision[1]	(141)	(59)
Present value of unguaranteed residual value	140	28
	9,366	2,810
Current portion included in Other current assets (Note 7)	(1,256)	(333)
	8,110	2,477
1Includes $2 million gain (2024 – $6 million loss) on foreign currency translation.